Staff costs and Directors Remuneration	12 Months Ended
Dec. 31, 2022
Staff costs and Directors' Remuneration
Staff costs and Directors' Remuneration

Note 11     Staff costs and Directors’ Remuneration

	2022	2021	2020
Number of employees at year end (a)	482	463	437
Amounts in US$ ‘000
Wages and salaries	38,354	42,236	49,338
Share-based payments (Note 31)	11,038	6,621	8,444
Social security charges	5,528	6,863	5,712
Director’s fees and allowance	1,172	2,853	2,094
	56,092	58,573	65,588
Recognized as follows:
Production and operating costs	14,069	16,994	15,217
Geological and geophysical expenses	7,490	6,219	12,893
Administrative expenses	34,533	35,360	37,478
	56,092	58,573	65,588
Board of Directors’ and key managers’ remuneration
Salaries and fees	10,317	9,069	8,641
Share-based payments	8,728	5,759	7,170
Other benefits in kind	171	296	232
	19,216	15,124	16,043
(a)	Unaudited.

Directors’ Remuneration

	Executive	Non-Executive	Director Fees	Cash Equivalent
	Directors’ Fees	Directors’ Fees	Paid in Shares	Total Remuneration
	(in US$)	(in US$)	(No. of Shares)	(in US$)
James F. Park (a)	601,002	—	—	601,002
Andrés Ocampo (b)	—	—	—	—
Carlos Gulisano (c)	—	61,087	5,110	131,739
Robert Bedingfield (d)	—	30,000	14,803	235,000
Constantin Papadimitriou (e) (f)	—	167,500	7,335	267,500
Somit Varma (f) (g)	—	32,500	27,306	409,755
Sylvia Escovar Gomez (h)	—	35,000	15,510	249,755
Brian Maxted (i)	—	32,718	2,244	61,953
Carlos Macellari	—	30,462	2,244	60,082
Marcela Vaca (j)	—	14,130	1,084	28,260
(a)	Chief Executive Officer until his resignation on June 30, 2022. As of July 1, 2022, Mr. Park signed a consulting agreement with the Company to act as CEO advisor and provide support and assistance in addition to his role as Vicechair, non-executive Director and Strategy and Risk Committee Chairman.
(b)	As of July 1, 2022, Andrés Ocampo has a service contract to act as Chief Executive Officer, and he relinquished his fees as a member of the Board.
(c)	Director until his resignation on July 15, 2022.
(d)	Audit Committee Chairman.
(e)	Compensation Committee Chairman.
(f)	Constantin Papadimitriou and Somit Varma, as members of the Strategy and Risk Committee, instructed by the Board, were awarded additional fees on their work related to specific projects and activities. The additional fees are included in the table above.
(g)	Nomination and Corporate Governance Committee Chairman.
(h)	Independent Chair of the Board.
(i)	Technical Committee Chairman.
(j)	SPEED Committee Chairman.